Equity Investments (Details) $ in Thousands			3 Months Ended		9 Months Ended
	Jun. 17, 2021 USD ($) item	Jun. 17, 2017 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Equity Investment
Proceeds from sale of equity investment					$ 1,650
Payments for equity investments						$ 1,142
Common stock			$ 440		440		$ 433
Income (loss) in equity investments			$ (220)	$ (150)	$ 19	$ (730)
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)		10.00%	10.00%		10.00%
Payments for equity investments		$ 4,000
Common stock		$ 5,300
Number of common shares | shares		581,795
Warrants to purchase common shares | shares		286,582
Total investment	$ 9,200		$ 9,300		$ 9,300
Percentage of voting right	20.00%
Number of board seats currently held | item	1
Total number of board seats | item	5
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)		33.33%	33.33%		33.33%
Proceeds from sale of equity investment					$ 1,650
Gain on sale of equity investment					500
Total investment			$ 9,000		$ 9,000